CONVERTIBLE PREFERRED STOCK WARRANT LIABILITY - Narrative (Details) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jul. 23, 2021 $ / shares shares	Jul. 22, 2021 shares	Sep. 30, 2017 $ / shares shares
Class of Warrant or Right [Line Items]
Number of warrants (in shares) | shares					85,750,000	41,400,000	2
Number of shares called by warrants (in shares) | shares			1,546,799				1,546,799
Warrant exercise price (in dollars per share) | $ / shares	$ 1.94				$ 11.50		$ 1.94
Warrant fair value per share (in dollars per share) | $ / shares			$ 1.94
Convertible preferred stock warrant liability			$ 2,960
Proceeds from the exercise of public warrants	$ 3,000	$ 173,273
Issuance of Series D convertible preferred stock upon exercise of warrants	$ 12,900
Change in fair value of preferred stock warrant liability			1,200
Probability-weighted expected return method, number of scenarios considered	3
Probability-weighted expected return method, likelihood percentage of OPM scenario	20.00%
Probability-weighted expected return method, likelihood percentage of as-converted SPAC scenario	70.00%
Probability-weighted expected return method, likelihood percentage of as-converted IPO scenario	10.00%
Change in fair value of convertible preferred stock warrant liability
Class of Warrant or Right [Line Items]
Change in fair value of preferred stock warrant liability		$ 6,976	$ 1,205	$ 406